Stock-Based Compensation and Employee Benefits - 401(k) Retirement Plan (Details) - 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of maximum contribution of annual compensation	100.00%
First amount of each participant's contributions	$ 7,500
Compensation expense related to match plan	$ 1,200,000	$ 1,300,000
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of maximum contribution of annual compensation			90.00%
Percentage of employer matching contributions	4.00%